Average Annual Total Returns{- Fidelity Managed Retirement 2010 Fund} - 07.31 Fidelity Managed Retirement Funds AI Combo PRO-16 - Fidelity Managed Retirement 2010 Fund	Fidelity Advisor Managed Retirement 2010 Fund-Class A Return Before Taxes Past 1 year	Fidelity Advisor Managed Retirement 2010 Fund-Class A Return Before Taxes Past 5 years	Fidelity Advisor Managed Retirement 2010 Fund-Class A Return Before Taxes Past 10 years	Fidelity Advisor Managed Retirement 2010 Fund-Class A After Taxes on Distributions Past 1 year	Fidelity Advisor Managed Retirement 2010 Fund-Class A After Taxes on Distributions Past 5 years	Fidelity Advisor Managed Retirement 2010 Fund-Class A After Taxes on Distributions Past 10 years	Fidelity Advisor Managed Retirement 2010 Fund-Class A After Taxes on Distributions and Sales Past 1 year	Fidelity Advisor Managed Retirement 2010 Fund-Class A After Taxes on Distributions and Sales Past 5 years	Fidelity Advisor Managed Retirement 2010 Fund-Class A After Taxes on Distributions and Sales Past 10 years	Fidelity Advisor Managed Retirement 2010 Fund-Class I Return Before Taxes Past 1 year	Fidelity Advisor Managed Retirement 2010 Fund-Class I Return Before Taxes Past 5 years	Fidelity Advisor Managed Retirement 2010 Fund-Class I Return Before Taxes Past 10 years	LB001 Past 1 year	LB001 Past 5 years	LB001 Past 10 years	IXZNG Past 1 year	IXZNG Past 5 years	IXZNG Past 10 years
Total	3.02%	5.70%	5.82%	2.00%	4.05%	4.63%	2.11%	4.04%	4.31%	9.58%	7.23%	6.72%	7.51%	4.44%	3.84%	9.46%	7.33%	7.12%